Investments in equity investees	12 Months Ended
Dec. 31, 2019
Equity Method Investments And Joint Ventures
Investment In Equity Investees	Note 16 - Investments in equity investees

During the year ended December 31, 2019, the Corporation recorded earnings of $43.0 million, from its equity investments, compared to $38.0 million for the year ended December 31, 2018. The carrying value of the Corporation’s equity method investments was $237 million and $228 million at December 31, 2019 and 2018, respectively.

The following table presents aggregated summarized financial information of the Corporation’s equity method investees:

Years ended December 31,	2019	2018	2017
(In thousands)
Operating results:
Total revenues	$927,510	$1,074,055	$931,627
Total expenses	677,385	673,632	663,069
Income tax expense	54,936	65,817	42,799
Net income	$195,189	$334,606	$225,759

At December 31,		2019	2018
(In thousands)
Balance Sheet:
Total assets		$7,911,752	$8,652,539
Total liabilities		$6,425,642	$6,090,722
Summarized financial information for these investees may be presented on a lag, due to the unavailability of information for the investees, at the respective balance sheet dates.